Trade And Other Payables (Tables)	3 Months Ended
Mar. 31, 2022
Trade And Other Payables [Abstract]
Summary of Trade and Other Payables

	AS AT MARCH 31,	AS AT DECEMBER 31,
	2022	2021
Trade payables(i)	1,751	1,025
Accruals	3,015	1,929
Indirect taxes	265	251
Deferred income	1,383	—
Other payables	179	86
	6,593	3,291